Investment Securities (Tables)	12 Months Ended
Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Carrying Amounts and Fair Values of Securities Available for Sale and Held to Maturity

Carrying amounts and fair values of securities available for sale and held to maturity are summarized below:

December 31, 2015

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(dollars in thousands)
Securities available for sale
U.S. Treasury	$4,026	$—	$14	$4,012
U.S. Government agencies	36,159	99	188	36,070
GSE - Mortgage-backed securities and CMO’s	30,269	53	549	29,773
State and political subdivisions	13,691	351	3	14,039
Corporate bonds	5,435	—	71	5,364

Total securities available for sale	$89,580	$503	$825	$89,258

December 31, 2015

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(dollars in thousands)
Securities held to maturity
U.S. Government agencies	$1,911	$—	$5	$1,906
State and political subdivisions	5,993	30	5	6,018
Corporate bonds	3,338	—	20	3,318

Total securities held to maturity	$11,242	$30	$30	$11,242

December 31, 2014

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(dollars in thousands)
Securities available for sale
U.S. Treasury	$19,030	$362	$6	$19,386
U.S. Government agencies	50,969	96	290	50,775
GSE - Mortgage-backed securities and CMO’s	27,748	133	309	27,572
State and political subdivisions	11,575	505	—	12,080
Corporate bonds	3,040	—	29	3,011

Total securities available for sale	$112,362	$1,096	$634	$112,824

December 31, 2014

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(dollars in thousands)
Securities held to maturity
U.S. Government agencies	$2,085	$—	$32	$2,053
Corporate bonds	3,411	—	14	3,397

Total securities held to maturity	$5,496	$—	$46	$5,450

Sales and Calls of Securities Available for Sale

Results from sales and calls of securities available for sale for the years ended December 31, 2015, 2014 and 2013 are as follows:

	2015	2014	2013
	(dollars in thousands)
Gross proceeds from sales and calls	$32,780	$11,592	$20,182

Realized gains from sales	$536	$28	$41
Realized losses from sales	—	(30)	(564)

Net realized gains (losses)	$536	$(2)	$(523)

Gross Unrealized Losses and Fair Value of Investments

At December 31, 2014, the unrealized losses on available for sale securities related to one United States Treasury note, thirteen government agency bonds, eight GSE mortgage backed securities and two corporate bonds. At December 31, 2014, the unrealized losses on held to maturity securities related to one government agency security and two corporate bonds.

December 31, 2015

	Less than 12 Months		12 Months or More		Total
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
	(dollars in thousands)
Securities available for sale temporary impairment
U.S. Treasury	$4,013	$14	$—	$—	$4,013	$14
U.S. Gov’t agencies	16,692	128	5,048	60	21,740	188
GSE-Mortgage-backed securities and CMO’s	15,620	290	7,230	259	22,850	549
State and political	465	3	—	—	465	3
Corporate bonds	4,566	55	798	16	5,364	71

Total securities available for sale	$41,356	$490	$13,076	$335	$54,432	$825

December 31, 2015

	Less than 12 Months		12 Months or More		Total
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
	(dollars in thousands)
Held to maturity temporary impairment
U.S. Gov’t agencies	$1,906	$5	$—	$—	$1,906	$5
State and political	3,318	5	—	—	3,318	5
Corporate bonds	1,312	20	—	—	1,312	20

Total securities held to maturity	$6,536	$30	$—	$—	$6,536	$30

December 31, 2014

	Less than 12 Months		12 Months or More		Total
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
	(dollars in thousands)
Securities available for sale temporary impairment
U.S. Treasury	$3,143	$6	$—	$—	$3,143	$6
U.S. Gov’t agencies	9,690	23	17,776	267	27,466	290
GSE-Mortgage-backed securities and CMO’s	1,990	4	14,168	305	16,158	309
Corporate bonds	3,011	29	—	—	3,011	29

Total securities available for sale	$17,834	$62	$31,944	$572	$49,778	$634

December 31, 2014

	Less than 12 Months		12 Months or More		Total
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
	(dollars in thousands)
Held to maturity temporary impairment
U.S. Gov’t agencies	$2,053	$32	$—	$—	$2,053	$32
Corporate bonds	3,397	14	—	—	3,397	14

Total securities held to maturity	$5,450	$46	$—	$—	$5,450	$46

Amortized Cost and Fair Value of Available for Sale Securities Portfolio

The following table shows contractual maturities of the entire investment portfolio as of December 31, 2015:

	Amortized Cost	Estimated Fair Value
	(dollars in thousands)
Due within one year	$2,871	$2,872
Due after one but within five years	37,759	37,821
Due after five but within ten years	15,111	15,076
Due after ten years	14,812	14,958
Mortgage backed securities	30,269	29,773

	$100,822	$100,500